Summary of allowance for Credit Losses included in accrued expenses and other liabilities on Off-Balance sheet credit exposures and undrawn commitments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule Of Allowance For Credit Losses OnOff BalanceSheet Credit Exposures And Undrawn Commitments [Abstract]
Allowance for credit losses, beginning of the period	₨ 5,581.5	$ 73.6	₨ 3,226.8
Impact of Adoption of ASC 326	0.0	0.0	2,296.6
Provision for credit exposures	506.1	6.7	58.1
Allowance for credit losses, end of the period	₨ 6,087.6	$ 80.3	₨ 5,581.5